Stock-Based Compensation (Details) - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 14, 2018
Stock-Based Compensation [Line Items]
Shares reserved/authorized for issuance (in Shares)						344
Stock-compensation expense
Expected term			5 years
Stock options granted (in Shares)					131
Expense recorded for stock option grants
Intrinsic value of vested and outstanding stock options			$ 429,000
Stock Options [Member]
Stock-Based Compensation [Line Items]
Stock options granted (in Shares)
Minimum [Member]
Stock-Based Compensation [Line Items]
Expected term			5 years
Maximum [Member]
Stock-Based Compensation [Line Items]
Expected term			7 years
Common Stock [Member]
Stock-Based Compensation [Line Items]
Stock options granted (in Shares)	131